SHARE-BASED PAYMENTS - Expenses Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENTS
Expenses recognized in profit or loss	$ 3,027	$ 2,678	$ 2,235
Unrecognized compensation expenses	$ 3,500